Schedule of Investments (unaudited) September 30, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.1%

Australia — 7.6%
AGL Energy Ltd.	8,720	$112,810
Alumina Ltd.	32,547	52,145
AMP Ltd.	38,804	47,859
APA Group(a)	15,688	121,501
Aristocrat Leisure Ltd.	7,677	158,723
ASX Ltd.	2,574	141,054
Aurizon Holdings Ltd.	26,460	105,479
AusNet Services	24,028	29,438
Australia & New Zealand Banking Group Ltd.	37,471	719,806
Bank of Queensland Ltd.	5,283	35,380
Bendigo & Adelaide Bank Ltd.	6,467	50,178
BHP Group Ltd.	38,721	956,817
BHP Group plc	27,769	593,126
BlueScope Steel Ltd.	7,315	59,415
Boral Ltd.	15,587	50,870
Brambles Ltd.	21,297	164,008
Caltex Australia Ltd.	3,468	61,621
Challenger Ltd.	7,310	36,405
CIMIC Group Ltd.	1,293	27,474
Coca-Cola Amatil Ltd.	6,738	48,486
Cochlear Ltd.	765	107,654
Coles Group Ltd.(b)	15,349	159,576
Commonwealth Bank of Australia	23,413	1,277,166
Computershare Ltd.	6,136	67,078
Crown Resorts Ltd.	4,428	36,021
CSL Ltd.	6,027	952,940
Dexus	14,431	116,238
Flight Centre Travel Group Ltd.	739	23,736
Fortescue Metals Group Ltd.	18,802	111,914
Goodman Group	21,548	206,253
GPT Group (The)	23,998	99,793
Harvey Norman Holdings Ltd.	7,026	21,494
Incitec Pivot Ltd.	22,086	50,579
Insurance Australia Group Ltd.	30,864	164,689
Lendlease Group(a)	7,681	91,103
Macquarie Group Ltd.	4,307	381,782
Magellan Financial Group Ltd.	1,613	56,181
Medibank Pvt Ltd.	36,617	84,092
Mirvac Group	49,339	101,928
National Australia Bank Ltd.	36,830	738,449
Newcrest Mining Ltd.	10,261	236,779
Oil Search Ltd.	18,232	90,007
Orica Ltd.	5,028	76,568
Origin Energy Ltd.	23,388	125,971
QBE Insurance Group Ltd.	18,031	152,946
Ramsay Health Care Ltd.	1,881	82,407
REA Group Ltd.	701	51,248
Rio Tinto Ltd.	4,930	308,790
Rio Tinto plc	15,016	780,571
Santos Ltd.	23,541	122,747
Scentre Group	70,831	187,918
SEEK Ltd.	4,434	64,317
Sonic Healthcare Ltd.	5,750	109,026
South32 Ltd.	65,922	116,266
Stockland	32,369	99,427
Suncorp Group Ltd.	16,780	154,594
Sydney Airport(a)	14,680	79,656
Tabcorp Holdings Ltd.	25,426	83,225
Telstra Corp. Ltd.	55,346	131,196
TPG Telecom Ltd.	4,934	23,125
Transurban Group(a)	35,045	347,908
Treasury Wine Estates Ltd.	9,555	119,933

Security	Shares	Value

Australia (continued)
Vicinity Centres	43,755	$75,914
Washington H Soul Pattinson & Co. Ltd.	1,455	20,674
Wesfarmers Ltd.	14,796	397,536
Westpac Banking Corp.	45,365	906,059
Woodside Petroleum Ltd.	12,405	271,014
Woolworths Group Ltd.	16,770	421,994
WorleyParsons Ltd.	4,337	38,048

		14,097,125

Austria — 0.2%
ANDRITZ AG	968	39,558
Erste Group Bank AG(b)	4,000	132,198
OMV AG	1,958	104,946
Raiffeisen Bank International AG	1,968	45,641
Verbund AG	920	50,338
voestalpine AG	1,524	35,040

		407,721

Belgium — 1.0%
Ageas	2,429	134,652
Anheuser-Busch InBev SA/NV	10,029	954,556
Colruyt SA	799	43,771
Groupe Bruxelles Lambert SA	1,073	102,995
KBC Group NV	3,339	216,873
Proximus SADP	2,022	60,082
Solvay SA	973	100,732
Telenet Group Holding NV	601	28,361
UCB SA	1,681	121,960
Umicore SA	2,633	99,483

		1,863,465

Chile — 0.0%
Antofagasta plc	5,243	57,880

China — 0.4%
BeiGene Ltd., ADR(b)	441	54,005
BOC Hong Kong Holdings Ltd.	49,000	166,268
Prosus NV(b)	6,446	473,189
Yangzijiang Shipbuilding Holdings Ltd.	31,700	22,041

		715,503

Colombia — 0.0%
Millicom International Cellular SA, SDR	879	42,655

Denmark — 1.7%
AP Moller — Maersk A/S, Class A	50	53,306
AP Moller — Maersk A/S, Class B	87	98,348
Carlsberg A/S, Class B	1,422	210,140
Chr Hansen Holding A/S	1,315	111,399
Coloplast A/S, Class B	1,580	190,099
Danske Bank A/S	8,480	117,977
Demant A/S(b)	1,342	34,355
DSV A/S	2,934	278,877
Genmab A/S(b)	853	173,316
H Lundbeck A/S	927	30,733
ISS A/S	2,222	54,935
Novo Nordisk A/S, Class B	23,358	1,207,052
Novozymes A/S, Class B	2,698	113,481
Orsted A/S(c)	2,532	235,371
Pandora A/S	1,323	53,093
Tryg A/S	1,607	46,041
Vestas Wind Systems A/S	2,485	192,781

		3,201,304

Finland — 1.1%
Elisa OYJ	1,891	97,490
Fortum OYJ	5,906	139,596

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Kone OYJ, Class B	4,475	$254,674
Metso OYJ(b)	1,399	52,207
Neste OYJ	5,519	182,594
Nokia OYJ	75,232	379,945
Nokian Renkaat OYJ	1,554	43,802
Nordea Bank Abp	41,869	296,988
Orion OYJ, Class B	1,385	51,609
Sampo OYJ, Class A	5,893	234,142
Stora Enso OYJ, Class R	7,327	88,175
UPM-Kymmene OYJ	7,026	207,468
Wartsila OYJ Abp	5,901	66,026

		2,094,716

France — 11.0%
Accor SA	2,360	98,373
Aeroports de Paris	395	70,259
Air Liquide SA	5,661	805,674
Airbus SE	7,679	996,953
Alstom SA(b)	2,522	104,469
Amundi SA(c)	804	56,005
Arkema SA	915	85,302
Atos SE	1,264	88,972
AXA SA	25,492	650,907
BioMerieux	551	45,568
BNP Paribas SA	14,822	720,599
Bollore SA	11,639	48,197
Bouygues SA	2,914	116,696
Bureau Veritas SA	3,526	84,870
Capgemini SE	2,116	249,161
Carrefour SA	7,725	135,128
Casino Guichard Perrachon SA(d)	735	35,081
Cie de Saint-Gobain	6,595	258,476
Cie Generale des Etablissements Michelin SCA	2,270	252,749
CNP Assurances	2,282	44,099
Covivio	612	64,775
Credit Agricole SA	15,172	183,639
Danone SA	8,203	722,534
Dassault Aviation SA	33	46,687
Dassault Systemes SE	1,736	247,304
Edenred	3,130	150,145
Eiffage SA	1,063	110,196
Electricite de France SA	7,785	87,087
Engie SA	24,369	397,755
EssilorLuxottica SA	3,763	543,760
Eurazeo SE	537	39,936
Eutelsat Communications SA	2,321	43,175
Faurecia SA	1,009	47,833
Gecina SA	601	94,431
Getlink SE	5,858	87,962
Hermes International	421	290,776
ICADE	379	33,894
Iliad SA	353	33,154
Imerys SA	476	19,119
Ingenico Group SA	788	76,803
Ipsen SA	501	47,528
JCDecaux SA	990	26,790
Kering SA	991	504,999
Klepierre SA	2,717	92,271
Legrand SA	3,529	251,748
L’Oreal SA	3,342	934,653
LVMH Moet Hennessy Louis Vuitton SE	3,680	1,460,076
Natixis SA	12,518	51,864
Orange SA	26,552	415,590
Pernod Ricard SA	2,780	494,787

Security	Shares	Value

France (continued)
Peugeot SA	7,820	$195,177
Publicis Groupe SA	2,776	136,594
Remy Cointreau SA(d)	300	39,824
Renault SA	2,559	146,869
Safran SA	4,313	679,083
Sanofi SA	14,880	1,378,376
Sartorius Stedim Biotech	374	52,312
Schneider Electric SE	7,274	636,054
SCOR SE	2,168	89,511
SEB SA	300	45,532
Societe BIC SA	341	22,891
Societe Generale SA	10,099	276,633
Sodexo SA	1,203	135,055
Suez	4,361	68,540
Teleperformance	768	166,408
Thales SA	1,414	162,541
TOTAL SA	31,580	1,644,267
Ubisoft Entertainment SA(b)	1,039	74,902
Unibail-Rodamco-Westfield	774	112,834
Unibail-Rodamco-Westfield	1,073	156,423
Valeo SA	3,186	103,249
Veolia Environnement SA	7,116	180,260
Vinci SA	6,749	726,996
Vivendi SA	12,214	334,209
Wendel SA	369	50,849
Worldline SA(b)(c)	1,099	69,233

		20,233,431

Germany — 7.9%
1&1 Drillisch AG(d)	705	21,976
adidas AG	2,390	744,113
Allianz SE (Registered)	5,606	1,304,920
Aroundtown SA	11,462	93,752
Axel Springer SE(b)	646	44,359
BASF SE	12,155	849,854
Bayer AG (Registered)	12,334	868,968
Bayerische Motoren Werke AG	4,399	309,805
Beiersdorf AG	1,340	157,993
Brenntag AG	2,054	99,339
Carl Zeiss Meditec AG	538	61,319
Commerzbank AG(b)	13,321	77,114
Continental AG	1,462	187,585
Covestro AG(c)	2,344	115,986
Daimler AG (Registered)	11,960	594,614
Delivery Hero SE(b)(c)	1,471	65,306
Deutsche Bank AG (Registered)	26,102	195,038
Deutsche Boerse AG	2,489	388,182
Deutsche Lufthansa AG (Registered)	3,133	49,737
Deutsche Post AG (Registered)(d)	13,100	436,560
Deutsche Telekom AG (Registered)	44,016	738,281
Deutsche Wohnen SE	4,719	172,260
E.ON SE	29,379	285,640
Evonik Industries AG	2,169	53,544
Fraport AG Frankfurt Airport Services Worldwide	553	46,870
Fresenius Medical Care AG & Co. KGaA	2,829	190,110
Fresenius SE & Co. KGaA	5,667	265,106
GEA Group AG	1,958	52,822
Hannover Rueck SE	802	135,545
HeidelbergCement AG	1,979	142,983
Henkel AG & Co. KGaA	1,382	126,516
HOCHTIEF AG	256	29,174
HUGO BOSS AG	842	45,080
Infineon Technologies AG	16,714	300,296

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
KION Group AG	942	$49,539
Knorr-Bremse AG(b)	646	60,722
LANXESS AG	1,156	70,603
Merck KGaA	1,718	193,532
METRO AG	2,394	37,769
MTU Aero Engines AG	691	183,611
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,910	493,349
Puma SE	1,100	85,113
RWE AG	7,169	224,050
SAP SE	13,048	1,535,402
Siemens AG (Registered)	10,146	1,086,080
Siemens Healthineers AG(c)	1,994	78,408
Symrise AG	1,640	159,422
Telefonica Deutschland Holding AG	9,887	27,566
thyssenkrupp AG	5,144	71,181
TUI AG	5,857	68,023
Uniper SE	2,676	87,763
United Internet AG (Registered)	1,635	58,263
Volkswagen AG	432	74,263
Vonovia SE	6,658	337,795
Wirecard AG	1,550	248,061
Zalando SE(b)(c)	1,484	67,758

		14,549,020

Hong Kong — 3.1%
AIA Group Ltd.	159,954	1,508,534
ASM Pacific Technology Ltd.	4,000	48,806
Bank of East Asia Ltd. (The)	16,825	41,438
CK Asset Holdings Ltd.	34,659	234,818
CK Hutchison Holdings Ltd.	35,659	314,802
CK Infrastructure Holdings Ltd.	9,000	60,525
CLP Holdings Ltd.	21,783	228,959
Dairy Farm International Holdings Ltd.	4,500	28,362
Hang Lung Properties Ltd.	27,000	61,276
Hang Seng Bank Ltd.	10,174	219,225
Henderson Land Development Co. Ltd.	18,836	87,735
HK Electric Investments & HK Electric Investments Ltd.(a)	35,000	33,358
HKT Trust & HKT Ltd.(a)	50,100	79,475
Hong Kong & China Gas Co. Ltd.	136,184	265,440
Hong Kong Exchanges & Clearing Ltd.	15,707	460,373
Hongkong Land Holdings Ltd.	15,600	87,707
Hysan Development Co. Ltd.	8,000	32,261
Jardine Matheson Holdings Ltd.	2,900	155,200
Jardine Strategic Holdings Ltd.	3,000	89,734
Jardine Strategic Holdings Ltd.(e)	253,848	3
Kerry Properties Ltd.	8,500	26,172
Link REIT	27,500	303,349
Melco Resorts & Entertainment Ltd., ADR(d)	2,854	55,396
MTR Corp. Ltd.	20,000	112,163
New World Development Co. Ltd.	81,445	105,769
NWS Holdings Ltd.	20,254	31,371
PCCW Ltd.	56,000	31,438
Power Assets Holdings Ltd.	18,500	124,188
Shangri-La Asia Ltd.	16,960	17,286
Sino Land Co. Ltd.	37,311	56,079
Sun Hung Kai Properties Ltd.	21,000	301,786
Swire Pacific Ltd., Class A	6,500	60,497
Swire Properties Ltd.	15,600	48,959
Techtronic Industries Co. Ltd.	18,500	128,764
Vitasoy International Holdings Ltd.	10,000	40,534
WH Group Ltd.(c)	117,000	104,780
Wharf Holdings Ltd. (The)	15,953	34,796

Security	Shares	Value

Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd.	15,953	$87,127
Wheelock & Co. Ltd.	11,000	62,669
Yue Yuen Industrial Holdings Ltd.	10,000	27,321

		5,798,475

Ireland — 0.6%
AerCap Holdings NV(b)	1,663	91,049
AIB Group plc	10,827	32,118
Bank of Ireland Group plc	12,910	51,155
CRH plc	10,572	362,875
Flutter Entertainment plc	1,048	97,961
Kerry Group plc, Class A	2,109	246,651
Kingspan Group plc	1,962	95,804
Smurfit Kappa Group plc	2,996	89,089

		1,066,702

Israel — 0.5%
Azrieli Group Ltd.	564	44,445
Bank Hapoalim BM(b)	14,196	111,855
Bank Leumi Le-Israel BM	20,033	142,632
Check Point Software Technologies Ltd.(b)(d)	1,680	183,960
Elbit Systems Ltd.	313	51,964
Israel Chemicals Ltd.	9,360	46,827
Israel Discount Bank Ltd., Class A	15,549	68,341
Mizrahi Tefahot Bank Ltd.	1,858	46,168
Nice Ltd.(b)	814	117,321
Teva Pharmaceutical Industries Ltd., ADR(d)	14,395	99,038
Wix.com Ltd.(b)	587	68,526

		981,077

Italy — 2.1%
Assicurazioni Generali SpA	14,152	274,261
Atlantia SpA	6,588	159,218
Davide Campari-Milano SpA	7,722	69,752
Enel SpA	108,314	809,029
Eni SpA	33,876	517,787
Ferrari NV	1,630	251,530
FinecoBank Banca Fineco SpA	7,920	83,794
Intesa Sanpaolo SpA	197,255	467,262
Leonardo SpA	5,381	63,254
Mediobanca Banca di Credito Finanziario SpA	8,248	90,033
Moncler SpA	2,379	84,796
Pirelli & C SpA(b)(c)	5,318	31,493
Poste Italiane SpA(c)	6,946	78,956
Prysmian SpA	3,194	68,583
Recordati SpA	1,390	59,615
Snam SpA	25,938	131,019
Telecom Italia SpA(b)	121,714	69,497
Telecom Italia SpA	80,145	43,839
Terna Rete Elettrica Nazionale SpA	18,707	120,150
UniCredit SpA	26,540	312,827

		3,786,695

Japan — 24.3%
ABC-Mart, Inc.	400	25,427
Acom Co. Ltd.	5,300	20,886
Advantest Corp.	2,700	120,361
Aeon Co. Ltd.	8,100	148,819
AEON Financial Service Co. Ltd.	1,500	22,680
Aeon Mall Co. Ltd.	1,400	22,150
AGC, Inc.	2,500	77,906
Air Water, Inc.	2,000	35,963
Aisin Seiki Co. Ltd.	2,200	69,556

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ajinomoto Co., Inc.	6,100	$115,458
Alfresa Holdings Corp.	2,500	56,016
Alps Alpine Co. Ltd.	2,500	46,944
Amada Holdings Co. Ltd.	4,500	48,764
ANA Holdings, Inc.	1,500	50,534
Aozora Bank Ltd.	1,600	40,097
Asahi Group Holdings Ltd.	4,800	238,383
Asahi Intecc Co. Ltd.	2,600	68,597
Asahi Kasei Corp.	16,800	166,657
Astellas Pharma, Inc.	25,000	357,604
Bandai Namco Holdings, Inc.	2,700	168,365
Bank of Kyoto Ltd. (The)	700	27,537
Benesse Holdings, Inc.	1,000	26,050
Bridgestone Corp.	7,600	295,761
Brother Industries Ltd.	3,000	54,665
Calbee, Inc.	1,100	34,312
Canon, Inc.	13,300	355,671
Casio Computer Co. Ltd.	2,600	40,462
Central Japan Railway Co.	1,900	391,798
Chiba Bank Ltd. (The)	8,100	41,894
Chubu Electric Power Co., Inc.	8,100	117,496
Chugai Pharmaceutical Co. Ltd.	3,000	234,442
Chugoku Electric Power Co., Inc. (The)(d)	3,700	47,615
Coca-Cola Bottlers Japan Holdings, Inc.	1,800	40,475
Concordia Financial Group Ltd.	14,300	55,109
Credit Saison Co. Ltd.	2,100	28,318
CyberAgent, Inc.	1,300	50,111
Dai Nippon Printing Co. Ltd.	3,200	83,011
Daicel Corp.	3,500	29,776
Daifuku Co. Ltd.	1,300	67,634
Dai-ichi Life Holdings, Inc.	14,000	212,841
Daiichi Sankyo Co. Ltd.	7,513	474,742
Daikin Industries Ltd.	3,300	435,234
Daito Trust Construction Co. Ltd.	1,000	128,078
Daiwa House Industry Co. Ltd.	7,500	243,785
Daiwa House REIT Investment Corp.	23	64,708
Daiwa Securities Group, Inc.	21,500	96,218
Denso Corp.	5,600	247,450
Dentsu, Inc.	2,900	102,544
Disco Corp.	400	76,467
East Japan Railway Co.	4,000	382,490
Eisai Co. Ltd.	3,400	173,696
Electric Power Development Co. Ltd.	1,980	45,264
FamilyMart Co. Ltd.	3,200	78,187
FANUC Corp.	2,600	491,461
Fast Retailing Co. Ltd.	700	417,585
Fuji Electric Co. Ltd.	1,600	49,334
FUJIFILM Holdings Corp.	4,800	211,442
Fujitsu Ltd.	2,600	208,963
Fukuoka Financial Group, Inc.	1,900	36,059
GMO Payment Gateway, Inc.	500	33,562
Hakuhodo DY Holdings, Inc.	3,100	45,045
Hamamatsu Photonics KK	1,900	70,886
Hankyu Hanshin Holdings, Inc.	3,000	116,011
Hikari Tsushin, Inc.	300	65,083
Hino Motors Ltd.	3,400	28,176
Hirose Electric Co. Ltd.	435	53,590
Hisamitsu Pharmaceutical Co., Inc .	800	35,216
Hitachi Chemical Co. Ltd.	1,400	45,924
Hitachi Construction Machinery Co. Ltd.	1,400	34,006
Hitachi High-Technologies Corp.	900	52,317
Hitachi Ltd.	12,900	483,108
Hitachi Metals Ltd.	2,900	31,494
Honda Motor Co. Ltd.	21,700	568,202

Security	Shares	Value

Japan (continued)
Hoshizaki Corp.	700	$55,179
Hoya Corp.	5,100	417,705
Hulic Co. Ltd.	4,000	41,067
Idemitsu Kosan Co. Ltd.	2,825	80,152
IHI Corp.	2,000	43,812
Iida Group Holdings Co. Ltd.	2,000	32,655
Inpex Corp.	13,600	125,334
Isetan Mitsukoshi Holdings Ltd.	4,480	35,877
Isuzu Motors Ltd.	7,300	80,865
ITOCHU Corp.	18,100	374,917
Itochu Techno-Solutions Corp.	1,300	34,531
J Front Retailing Co. Ltd.	3,100	36,421
Japan Airlines Co. Ltd.	1,500	44,549
Japan Airport Terminal Co. Ltd.	600	26,118
Japan Exchange Group, Inc.	6,800	107,457
Japan Post Bank Co. Ltd.	5,400	52,451
Japan Post Holdings Co. Ltd.	20,800	191,934
Japan Prime Realty Investment Corp.	11	52,203
Japan Real Estate Investment Corp.	17	114,007
Japan Retail Fund Investment Corp.	35	73,998
Japan Tobacco, Inc.(d)	16,000	350,554
JFE Holdings, Inc.	6,500	78,730
JGC Holdings Corp.	2,800	36,953
JSR Corp.	2,600	41,862
JTEKT Corp.	2,700	31,183
JXTG Holdings, Inc.	41,750	190,837
Kajima Corp.	6,000	79,046
Kakaku.com, Inc.	1,800	44,466
Kamigumi Co. Ltd.	1,400	31,802
Kaneka Corp.	700	21,937
Kansai Electric Power Co., Inc. (The)	9,400	105,283
Kansai Paint Co. Ltd.	2,400	56,099
Kao Corp.	6,400	474,732
Kawasaki Heavy Industries Ltd.	1,900	42,364
KDDI Corp.	23,600	615,789
Keihan Holdings Co. Ltd.	1,300	57,926
Keikyu Corp.	2,900	56,441
Keio Corp.	1,400	87,418
Keisei Electric Railway Co. Ltd.	1,700	70,181
Keyence Corp.	1,128	702,130
Kikkoman Corp.	1,900	91,152
Kintetsu Group Holdings Co. Ltd.	2,300	120,056
Kirin Holdings Co. Ltd.	10,800	229,822
Kobayashi Pharmaceutical Co. Ltd.	700	53,460
Kobe Steel Ltd.	4,100	22,021
Koito Manufacturing Co. Ltd.	1,400	68,913
Komatsu Ltd.	12,200	281,329
Konami Holdings Corp.	1,200	58,132
Konica Minolta, Inc.	6,000	41,979
Kose Corp.	400	67,916
Kubota Corp.	13,500	205,317
Kuraray Co. Ltd.	4,200	51,890
Kurita Water Industries Ltd.	1,300	34,998
Kyocera Corp.	4,300	268,108
Kyowa Kirin Co. Ltd.	3,400	66,213
Kyushu Electric Power Co., Inc.	5,000	47,252
Kyushu Railway Co.	2,100	67,032
Lawson, Inc.	700	35,844
LINE Corp.(b)	1,000	35,885
Lion Corp.	3,000	59,347
LIXIL Group Corp.	3,500	61,835
M3, Inc.	5,600	135,519
Makita Corp.	3,000	95,201
Marubeni Corp.	20,800	138,715
Marui Group Co. Ltd.	2,500	52,968

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Maruichi Steel Tube Ltd.	700	$18,592
Mazda Motor Corp.	7,600	68,121
McDonald’s Holdings Co. Japan Ltd.	900	43,594
Mebuki Financial Group, Inc.	10,980	27,153
Medipal Holdings Corp.	2,300	51,341
MEIJI Holdings Co. Ltd.	1,600	117,036
Mercari, Inc.(b)	1,000	24,950
MINEBEA MITSUMI, Inc.	5,100	81,414
MISUMI Group, Inc.	3,800	90,016
Mitsubishi Chemical Holdings Corp.	17,000	121,846
Mitsubishi Corp.	18,000	443,212
Mitsubishi Electric Corp.	24,300	324,166
Mitsubishi Estate Co. Ltd.	15,500	299,716
Mitsubishi Gas Chemical Co., Inc.	2,200	29,590
Mitsubishi Heavy Industries Ltd.	4,000	157,234
Mitsubishi Materials Corp.	1,400	37,952
Mitsubishi Motors Corp.	8,900	38,829
Mitsubishi Tanabe Pharma Corp.	2,600	28,653
Mitsubishi UFJ Financial Group, Inc.	162,560	827,896
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,400	31,322
Mitsui & Co. Ltd.	21,400	351,525
Mitsui Chemicals, Inc.	2,400	54,070
Mitsui Fudosan Co. Ltd.	11,900	296,157
Mitsui OSK Lines Ltd.	1,500	38,135
Mizuho Financial Group, Inc.	316,700	486,690
MonotaRO Co. Ltd.	1,700	44,843
MS&AD Insurance Group Holdings, Inc.	6,300	204,776
Murata Manufacturing Co. Ltd.	7,500	363,507
Nabtesco Corp.	1,500	46,955
Nagoya Railroad Co. Ltd.	2,400	71,905
NEC Corp.	3,200	135,317
Nexon Co. Ltd.(b)	5,900	71,686
NGK Insulators Ltd.	3,500	50,072
NGK Spark Plug Co. Ltd.	2,100	40,292
NH Foods Ltd.	1,200	48,316
Nidec Corp.	3,000	406,265
Nikon Corp.	4,300	53,945
Nintendo Co. Ltd.	1,500	558,745
Nippon Building Fund, Inc.	18	138,297
Nippon Electric Glass Co. Ltd.	1,100	24,596
Nippon Express Co. Ltd.	1,000	51,217
Nippon Paint Holdings Co. Ltd.	1,900	99,375
Nippon Prologis REIT, Inc.	23	63,068
Nippon Steel Corp.	10,800	151,333
Nippon Telegraph & Telephone Corp.	8,500	406,672
Nippon Yusen KK	2,000	33,598
Nissan Chemical Corp.	1,700	71,180
Nissan Motor Co. Ltd.	30,700	191,671
Nisshin Seifun Group, Inc.	2,600	48,212
Nissin Foods Holdings Co. Ltd.	800	57,977
Nitori Holdings Co. Ltd.	1,100	161,425
Nitto Denko Corp.	2,200	106,601
Nomura Holdings, Inc.	43,900	186,612
Nomura Real Estate Holdings, Inc.	1,700	36,852
Nomura Real Estate Master Fund, Inc.	52	93,922
Nomura Research Institute Ltd.	4,410	88,120
NSK Ltd.	4,800	40,680
NTT Data Corp.	8,400	109,020
NTT DOCOMO, Inc.	17,600	449,410
Obayashi Corp.	8,600	86,008
Obic Co. Ltd.	900	103,133
Odakyu Electric Railway Co. Ltd.	3,900	93,679
Oji Holdings Corp.	11,600	54,462
Olympus Corp.	15,600	211,347

Security	Shares	Value

Japan (continued)
Omron Corp.	2,600	$143,273
Ono Pharmaceutical Co. Ltd.	5,100	92,881
Oracle Corp.	500	43,588
Oriental Land Co. Ltd.	2,700	411,522
ORIX Corp.	17,200	257,295
Osaka Gas Co. Ltd.	5,000	96,033
Otsuka Corp.	1,400	56,030
Otsuka Holdings Co. Ltd.	5,200	195,338
Pan Pacific International Holdings Corp.	6,400	107,151
Panasonic Corp.	28,600	233,081
Park24 Co. Ltd.	1,500	34,847
PeptiDream, Inc.(b)	1,200	57,359
Persol Holdings Co. Ltd.	2,400	45,616
Pigeon Corp.	1,600	66,251
Pola Orbis Holdings, Inc.	1,200	27,052
Rakuten, Inc.	11,400	113,003
Recruit Holdings Co. Ltd.	18,000	549,963
Renesas Electronics Corp.(b)	9,700	63,566
Resona Holdings, Inc.	27,800	119,627
Ricoh Co. Ltd.	8,900	80,521
Rinnai Corp.	400	26,953
Rohm Co. Ltd.	1,300	100,233
Ryohin Keikaku Co. Ltd.	3,000	56,240
Sankyo Co. Ltd.	600	20,647
Santen Pharmaceutical Co. Ltd.	4,900	85,630
SBI Holdings, Inc.	2,945	63,363
Secom Co. Ltd.	2,800	256,217
Sega Sammy Holdings, Inc.	2,268	31,816
Seibu Holdings, Inc.	3,000	52,369
Seiko Epson Corp.	3,700	52,557
Sekisui Chemical Co. Ltd.	4,900	76,254
Sekisui House Ltd.	8,300	163,777
Seven & i Holdings Co. Ltd.	10,140	388,618
Seven Bank Ltd.	7,900	21,703
SG Holdings Co. Ltd.	1,700	41,660
Sharp Corp.	2,300	25,684
Shimadzu Corp.	3,000	76,281
Shimamura Co. Ltd.	300	23,834
Shimano, Inc.	1,000	151,104
Shimizu Corp.	7,300	66,313
Shin-Etsu Chemical Co. Ltd.	4,800	516,530
Shinsei Bank Ltd.	2,100	30,707
Shionogi & Co. Ltd.	3,500	195,136
Shiseido Co. Ltd.	5,300	425,374
Shizuoka Bank Ltd. (The)	5,700	42,715
Showa Denko KK	1,800	47,500
SMC Corp.	700	300,880
SoftBank Corp.	22,500	304,868
SoftBank Group Corp.	22,000	868,129
Sohgo Security Services Co. Ltd.	900	47,336
Sompo Holdings, Inc.	4,400	184,786
Sony Corp.	16,800	993,017
Sony Financial Holdings, Inc.	2,300	50,080
Stanley Electric Co. Ltd.	1,800	47,944
Subaru Corp.(d)	8,200	231,897
SUMCO Corp.	3,100	42,230
Sumitomo Chemical Co. Ltd.	20,000	90,295
Sumitomo Corp.	15,000	234,832
Sumitomo Dainippon Pharma Co. Ltd.	2,100	34,745
Sumitomo Electric Industries Ltd.	10,000	127,614
Sumitomo Heavy Industries Ltd.	1,500	44,697
Sumitomo Metal Mining Co. Ltd.	3,100	96,817
Sumitomo Mitsui Financial Group, Inc.	17,500	601,337
Sumitomo Mitsui Trust Holdings, Inc.	4,400	159,332

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Realty & Development Co. Ltd.	4,500	$171,792
Sumitomo Rubber Industries Ltd.	2,300	27,388
Sundrug Co. Ltd.	1,000	31,553
Suntory Beverage & Food Ltd.	1,800	77,061
Suzuken Co. Ltd.	1,000	53,830
Suzuki Motor Corp.(d)	4,800	204,477
Sysmex Corp.	2,200	147,801
T&D Holdings, Inc.	7,400	79,074
Taiheiyo Cement Corp.	1,600	42,994
Taisei Corp.	2,800	108,968
Taisho Pharmaceutical Holdings Co. Ltd.	500	36,560
Taiyo Nippon Sanso Corp.	1,700	34,553
Takeda Pharmaceutical Co. Ltd.	19,571	671,592
TDK Corp.	1,800	162,715
Teijin Ltd.	2,400	46,325
Terumo Corp.	8,400	271,809
THK Co. Ltd.	1,600	42,389
Tobu Railway Co. Ltd.	2,500	81,217
Toho Co. Ltd.	1,500	65,842
Toho Gas Co. Ltd.	1,000	38,352
Tohoku Electric Power Co., Inc.	5,700	55,713
Tokio Marine Holdings, Inc.	8,300	445,271
Tokyo Century Corp.	600	27,903
Tokyo Electric Power Co. Holdings, Inc.(b)	19,200	94,167
Tokyo Electron Ltd.	2,100	403,460
Tokyo Gas Co. Ltd.	5,200	131,523
Tokyu Corp.	6,600	124,155
Tokyu Fudosan Holdings Corp.	6,800	43,521
Toppan Printing Co. Ltd.	3,300	58,607
Toray Industries, Inc.	18,400	137,033
Toshiba Corp.	6,800	208,001
Tosoh Corp.	3,500	46,626
TOTO Ltd.	1,900	71,555
Toyo Seikan Group Holdings Ltd.	2,000	31,209
Toyo Suisan Kaisha Ltd.	1,200	48,188
Toyoda Gosei Co. Ltd.	900	18,118
Toyota Industries Corp.	1,900	109,704
Toyota Motor Corp.	30,200	2,028,239
Toyota Tsusho Corp.	2,800	90,882
Trend Micro, Inc.	1,600	76,462
Tsuruha Holdings, Inc.	500	54,602
Unicharm Corp.	5,400	171,634
United Urban Investment Corp.	39	74,715
USS Co. Ltd.	2,900	56,476
Welcia Holdings Co. Ltd.	600	30,323
West Japan Railway Co.	2,200	186,144
Yakult Honsha Co. Ltd.	1,500	84,207
Yamada Denki Co. Ltd.	8,400	40,701
Yamaha Corp.	1,800	81,153
Yamaha Motor Co. Ltd.	3,700	67,451
Yamato Holdings Co. Ltd.	4,100	61,943
Yamazaki Baking Co. Ltd.	1,600	28,619
Yaskawa Electric Corp.	3,200	118,775
Yokogawa Electric Corp.	3,000	55,127
Yokohama Rubber Co. Ltd. (The)	1,600	32,155
Z Holdings Corp.	34,800	98,045
ZOZO, Inc.	2,700	62,543

		44,939,932

Luxembourg — 0.2%
ArcelorMittal	8,585	120,777
Eurofins Scientific SE	152	70,686

Security	Shares	Value

Luxembourg (continued)
RTL Group SA	515	$24,762
SES SA, FDR	4,843	88,275
Tenaris SA	6,279	66,598

		371,098

Macau — 0.2%
Galaxy Entertainment Group Ltd.	29,000	179,792
MGM China Holdings Ltd.	12,800	19,930
Sands China Ltd.	32,400	146,405
SJM Holdings Ltd.	26,000	24,693
Wynn Macau Ltd.	20,800	40,532

		411,352

Mexico — 0.0%
Fresnillo plc	2,939	24,725

Netherlands — 4.7%
ABN AMRO Group NV, CVA(c)	5,624	99,075
Adyen NV(b)(c)	139	91,410
Aegon NV	23,684	98,363
Akzo Nobel NV	3,079	274,347
ASML Holding NV	5,598	1,388,379
EXOR NV	1,442	96,575
Heineken Holding NV	1,532	152,418
Heineken NV	3,447	372,318
ING Groep NV	51,896	542,144
Koninklijke Ahold Delhaize NV	15,542	388,669
Koninklijke DSM NV	2,420	291,324
Koninklijke KPN NV	44,704	139,317
Koninklijke Philips NV	12,237	565,460
Koninklijke Vopak NV	935	48,058
NN Group NV	4,004	141,896
NXP Semiconductors NV	3,749	409,091
Randstad NV	1,584	77,768
Royal Dutch Shell plc, Class A	57,546	1,687,707
Royal Dutch Shell plc, Class B	49,321	1,457,704
Wolters Kluwer NV	3,735	272,524

		8,594,547

New Zealand — 0.2%
a2 Milk Co. Ltd.(b)	9,707	80,652
Auckland International Airport Ltd.	12,791	73,343
Fisher & Paykel Healthcare Corp. Ltd.	7,597	82,428
Fletcher Building Ltd.	11,346	36,592
Meridian Energy Ltd.	17,039	55,494
Ryman Healthcare Ltd.	5,318	44,199
Spark New Zealand Ltd.	24,403	67,403

		440,111

Norway — 0.7%
Aker BP ASA	1,436	38,263
DNB ASA	12,937	228,053
Equinor ASA	13,379	253,428
Gjensidige Forsikring ASA	2,659	52,735
Mowi ASA	5,540	127,959
Norsk Hydro ASA	17,881	62,962
Orkla ASA	9,787	89,055
Schibsted ASA, Class B	1,303	36,541
Telenor ASA	9,912	198,873
Yara International ASA	2,361	101,794

		1,189,663

Portugal — 0.2%
EDP — Energias de Portugal SA	34,032	132,072
Galp Energia SGPS SA	6,665	100,236

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	3,347	$56,443

		288,751

Russia — 0.0%
Evraz plc	6,748	38,839

Singapore — 1.2%
Ascendas REIT	32,962	74,442
CapitaLand Commercial Trust	34,838	52,200
CapitaLand Ltd.	34,092	87,145
CapitaLand Mall Trust	33,000	62,822
City Developments Ltd.	5,431	38,634
ComfortDelGro Corp. Ltd.	28,800	50,039
DBS Group Holdings Ltd.	23,867	431,781
Genting Singapore Ltd.	80,400	51,191
Golden Agri-Resources Ltd.	85,302	13,884
Jardine Cycle & Carriage Ltd.	1,283	27,865
Keppel Corp. Ltd.(d)	19,302	82,892
Oversea-Chinese Banking Corp. Ltd.	42,835	336,743
SATS Ltd.	9,000	31,559
Sembcorp Industries Ltd.	13,100	19,725
Singapore Airlines Ltd.	7,200	47,623
Singapore Exchange Ltd.	10,700	65,645
Singapore Press Holdings Ltd.	21,330	32,122
Singapore Technologies Engineering Ltd.	20,781	57,765
Singapore Telecommunications Ltd.	106,950	239,967
Suntec REIT	24,100	33,155
United Overseas Bank Ltd.	16,859	313,325
UOL Group Ltd.	5,646	30,660
Venture Corp. Ltd.	3,600	39,918
Wilmar International Ltd.	25,500	68,824

		2,289,926

South Africa — 0.2%
Anglo American plc	14,035	322,552
Investec plc	8,906	45,816

		368,368

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	3,368	134,572
Aena SME SA(c)	900	164,748
Amadeus IT Group SA	5,809	416,224
Banco Bilbao Vizcaya Argentaria SA	88,661	461,523
Banco de Sabadell SA	74,815	72,535
Banco Santander SA	220,999	899,205
Bankia SA	16,407	30,957
Bankinter SA	8,963	56,559
CaixaBank SA	47,717	125,161
Cellnex Telecom SA(b)(c)	2,594	107,141
Enagas SA	3,015	69,696
Endesa SA	4,223	111,089
Ferrovial SA	6,362	183,819
Grifols SA	3,966	116,910
Iberdrola SA	79,317	824,403
Industria de Diseno Textil SA	14,351	444,129
Mapfre SA	14,331	38,597
Naturgy Energy Group SA	4,013	106,436
Red Electrica Corp. SA	5,756	116,592
Repsol SA	19,277	300,644
Siemens Gamesa Renewable Energy SA(b)	3,170	43,005
Telefonica SA	61,962	473,461

		5,297,406

Security	Shares	Value

Sweden — 2.3%
Alfa Laval AB	3,904	$77,003
Assa Abloy AB, Class B	13,323	296,186
Atlas Copco AB, Class A	9,266	285,330
Atlas Copco AB, Class B	4,835	130,927
Boliden AB(b)	3,637	83,529
Electrolux AB	2,964	70,218
Epiroc AB, Class A(b)	8,928	96,692
Epiroc AB, Class B(b)	5,188	53,538
Essity AB, Class B	8,062	235,236
Hennes & Mauritz AB, Class B	10,839	210,107
Hexagon AB, Class B	3,437	165,561
Husqvarna AB, Class B	5,551	42,215
ICA Gruppen AB	1,070	49,416
Industrivarden AB, Class C	2,221	48,587
Investor AB, Class B	6,084	297,126
Kinnevik AB, Class B	3,118	81,978
L E Lundbergforetagen AB, Class B	1,010	37,985
Lundin Petroleum AB	2,489	74,617
Sandvik AB	14,749	229,612
Securitas AB, Class B	4,163	63,748
Skandinaviska Enskilda Banken AB, Class A	21,639	198,834
Skanska AB, Class B	4,522	91,548
SKF AB, Class B	5,029	83,045
Svenska Handelsbanken AB, Class A	20,311	190,011
Swedbank AB, Class A	12,040	173,396
Swedish Match AB	2,339	96,736
Tele2 AB, Class B	6,403	95,228
Telefonaktiebolaget LM Ericsson, Class B	40,984	327,312
Telia Co. AB	35,360	158,183
Volvo AB, Class B	19,818	278,109

		4,322,013

Switzerland — 9.7%
ABB Ltd. (Registered)(d)	24,187	475,659
Adecco Group AG (Registered)	2,162	119,640
Alcon, Inc.(b)	5,505	321,106
Baloise Holding AG (Registered)	649	116,284
Barry Callebaut AG (Registered)	29	59,813
Chocoladefabriken Lindt & Spruengli AG	14	103,400
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	82,761
Cie Financiere Richemont SA (Registered)	6,858	502,593
Clariant AG (Registered)(b)	2,648	51,577
Coca-Cola HBC AG(b)	2,691	87,889
Credit Suisse Group AG (Registered)(b)	34,203	418,409
Dufry AG (Registered)(b)(d)	430	35,970
EMS-Chemie Holding AG (Registered)	109	67,918
Geberit AG (Registered)	492	235,120
Givaudan SA (Registered)(b)	123	343,296
Glencore plc(b)	145,205	437,583
Julius Baer Group Ltd.(b)	2,976	131,810
Kuehne + Nagel International AG (Registered)	718	105,656
LafargeHolcim Ltd. (Registered)(b)	6,477	318,952
Lonza Group AG (Registered)(b)	989	334,688
Nestle SA (Registered)	40,650	4,408,677
Novartis AG (Registered)	28,387	2,463,622
Pargesa Holding SA, Class BR	513	39,459
Partners Group Holding AG	240	184,310
Roche Holding AG	9,292	2,705,503
Schindler Holding AG	541	121,069

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Schindler Holding AG (Registered)	268	$59,789
SGS SA (Registered)	71	176,004
Sika AG (Registered)	1,722	251,949
Sonova Holding AG (Registered)	738	171,718
STMicroelectronics NV	9,080	175,714
Straumann Holding AG (Registered)	137	112,059
Swatch Group AG (The)	377	100,094
Swatch Group AG (The) (Registered)	742	37,289
Swiss Life Holding AG (Registered)(b)	455	217,536
Swiss Prime Site AG (Registered)(b)	1,010	98,843
Swiss Re AG	4,017	419,149
Swisscom AG (Registered)	344	169,720
Temenos AG (Registered)(b)	803	134,462
UBS Group AG (Registered)(b)	50,754	576,283
Vifor Pharma AG	605	96,697
Zurich Insurance Group AG	2,019	773,293

		17,843,363

United Arab Emirates — 0.0%
NMC Health plc(d)	1,119	37,295

United Kingdom — 13.8%
3i Group plc	12,977	185,732
Admiral Group plc	2,678	69,640
Ashtead Group plc	6,178	171,807
Associated British Foods plc	4,737	134,099
AstraZeneca plc	17,282	1,543,094
Auto Trader Group plc(c)	12,604	78,998
Aviva plc	50,865	249,706
BAE Systems plc	42,299	296,232
Barclays plc	227,326	418,849
Barratt Developments plc	13,463	107,174
Berkeley Group Holdings plc	1,695	87,029
BP plc	268,484	1,699,709
British American Tobacco plc	30,267	1,117,768
British Land Co. plc (The)	12,415	89,311
BT Group plc	112,599	246,976
Bunzl plc	4,467	116,765
Burberry Group plc	5,561	148,543
Centrica plc	74,586	67,634
CNH Industrial NV	13,491	137,380
Coca-Cola European Partners plc(d)	3,050	169,122
Compass Group plc	21,108	543,166
Croda International plc	1,708	102,029
DCC plc	1,319	115,036
Diageo plc	31,437	1,284,212
Direct Line Insurance Group plc	18,282	67,452
easyJet plc	2,112	29,808
Experian plc	11,951	382,183
Fiat Chrysler Automobiles NV(b)	14,206	184,079
G4S plc	20,630	48,046
GlaxoSmithKline plc	65,728	1,408,854
GVC Holdings plc	7,296	66,645
Halma plc	5,071	122,746
Hargreaves Lansdown plc	3,784	96,613
HSBC Holdings plc	267,804	2,051,984
Imperial Brands plc	12,697	285,126
Informa plc	16,631	174,175
InterContinental Hotels Group plc	2,287	142,721
Intertek Group plc	2,146	144,452
ITV plc	48,169	74,610
J Sainsbury plc	23,366	63,051
John Wood Group plc	9,011	42,010
Johnson Matthey plc	2,573	96,644
Kingfisher plc	28,521	72,483

Security	Shares	Value

United Kingdom (continued)
Land Securities Group plc	9,924	$104,520
Legal & General Group plc	79,311	242,083
Lloyds Banking Group plc	938,278	622,004
London Stock Exchange Group plc	4,178	375,183
Marks & Spencer Group plc	25,923	58,715
Meggitt plc	10,324	80,538
Melrose Industries plc	64,402	159,555
Merlin Entertainments plc(c)	9,513	52,932
Micro Focus International plc	4,812	67,619
Mondi plc	6,492	124,305
National Grid plc	44,706	484,046
Next plc	1,747	132,799
Ocado Group plc(b)	6,072	98,765
Pearson plc(d)	10,380	94,128
Persimmon plc	4,139	110,388
Prudential plc	33,500	607,061
Reckitt Benckiser Group plc	9,334	728,793
RELX plc	25,802	612,790
Rentokil Initial plc	24,703	142,028
Rolls-Royce Holdings plc(b)	23,013	223,614
Royal Bank of Scotland Group plc	64,051	163,259
RSA Insurance Group plc	13,648	89,546
Sage Group plc (The)	14,406	122,424
Schroders plc	1,653	62,482
Segro plc	14,557	145,125
Severn Trent plc	3,146	83,738
Smith & Nephew plc	11,624	279,928
Smiths Group plc	5,262	101,535
Spirax-Sarco Engineering plc	983	94,706
SSE plc	13,551	207,301
St. James’s Place plc	7,035	84,615
Standard Chartered plc	36,319	304,859
Standard Life Aberdeen plc	31,196	109,564
Taylor Wimpey plc	43,564	86,472
Tesco plc	129,987	384,303
Unilever NV	19,188	1,152,190
Unilever plc	14,679	882,237
United Utilities Group plc	9,066	92,025
Vodafone Group plc	350,380	698,064
Weir Group plc (The)	3,203	56,109
Whitbread plc	1,784	94,158
Wm Morrison Supermarkets plc	29,757	73,268
WPP plc	16,647	208,443

		25,431,910

United States — 0.3%
Carnival plc	2,137	88,430
CyberArk Software Ltd.(b)(d)	497	49,610
Ferguson plc	3,075	224,416
James Hardie Industries plc, CDI	5,870	98,603
QIAGEN NV(b)	3,012	98,639

		559,698

Total Common Stocks — 98.1% (Cost: $186,936,882)		181,344,766

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities — 0.5%

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG (Preference)	733	$40,720
Fuchs Petrolub SE (Preference)	924	34,653
Henkel AG & Co. KGaA (Preference)	2,360	233,520
Porsche Automobil Holding SE (Preference)	2,036	131,987
Sartorius AG (Preference)	473	86,233
Volkswagen AG (Preference)	2,471	420,281

		947,394

Total Preferred Stocks — 0.5% (Cost: $709,103)		947,394

Security	Shares	Value

Rights — 0.0%

Australia — 0.0%
Harvey Norman Holdings Ltd.(b)	168	$204

Total Rights — 0.0% (Cost: $–)		204

Total Long-Term Investments — 98.6% (Cost: $187,645,985)		182,292,364

Short-Term Securities — 1.2%(f)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%	254,944	254,944
SL Liquidity Series, LLC, Money Market Series, 2.13%(g)	1,968,477	1,968,870

Total Short-Term Securities — 1.2% (Cost: $2,223,824)		2,223,814

Total Investments — 99.8% (Cost: $189,869,809)		184,516,178

Other Assets Less Liabilities — 0.2%		382,762

Net Assets — 100.0%		$184,898,940

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of the security, is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	35,389	219,555	254,944	$254,944	$1,168		$—		$—
SL Liquidity Series, LLC, Money Market Series	—	1,968,477	1,968,477	1,968,870	17,219	(b)	253		(10)

				$2,223,814	$18,387		$253		$(10)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	4	12/12/19	$402	$4,029
SPI 200 Index	1	12/19/19	113	311
EURO STOXX 50 Index	21	12/20/19	814	9,529
FTSE 100 Index	4	12/20/19	363	3,135

				$17,004

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

CDI	Crest Depository Interests

CVA	Certification Van Aandelon (Dutch Certificate)

FDR	Fiduciary Depositary Receipt

REIT	Real Estate Investment Trust

SCA	Svenska Cellulosa Aktiebolaget

SDR	Swedish Depositary Receipts

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$154,594	$13,942,531	$—	$14,097,125
Austria	—	407,721	—	407,721
Belgium	—	1,863,465	—	1,863,465
Chile	—	57,880	—	57,880
China	527,194	188,309	—	715,503
Colombia	—	42,655	—	42,655
Denmark	—	3,201,304	—	3,201,304
Finland	97,490	1,997,226	—	2,094,716
France	407,140	19,826,291	—	20,233,431
Germany	876,760	13,672,260	—	14,549,020
Hong Kong	88,754	5,709,718	3	5,798,475
Ireland	531,465	535,237	—	1,066,702
Israel	351,524	629,553	—	981,077
Italy	—	3,786,695	—	3,786,695
Japan	73,998	44,865,934	—	44,939,932
Luxembourg	—	371,098	—	371,098
Macau	—	411,352	—	411,352
Mexico	—	24,725	—	24,725
Netherlands	409,091	8,185,456	—	8,594,547
New Zealand	—	440,111	—	440,111
Norway	—	1,189,663	—	1,189,663
Portugal	—	288,751	—	288,751
Russia	—	38,839	—	38,839
Singapore	—	2,289,926	—	2,289,926
South Africa	—	368,368	—	368,368
Spain	—	5,297,406	—	5,297,406
Sweden	—	4,322,013	—	4,322,013
Switzerland	82,761	17,760,602	—	17,843,363
United Arab Emirates	—	37,295	—	37,295
United Kingdom	169,122	25,262,788	—	25,431,910
United States	49,610	510,088	—	559,698
Preferred Securities (a)	—	947,394	—	947,394
Rights (a)	204	—	—	204

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International Index V.I. Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$254,944	$—	$—	$254,944

Subtotal	$4,074,651	$178,472,654	$3	$182,547,308

Investments Valued at Net Asset Value (“NAV”) (b)				1,968,870

Total Investments				$184,516,178

Derivative Financial Instruments (c)
Assets:
Equity contracts	$17,004	$—	$—	$17,004

(a)	See above Schedule of Investments for values in each country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

12